INVENTORIES	3 Months Ended
Mar. 31, 2014
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	March 31,	December 31,
	2014	2013

	U.S. $ in millions

Finished products	$2,550	$2,567
Raw and packaging materials	1,560	1,576
Products in process	712	715
Materials in transit and payments on account	154	195

	$4,976	$5,053